Income Taxes - Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Unrecognized Tax Benefits			$ 0
Changes in the valuation allowance for deferred tax assets
Valuation allowance as of end of year	$ 200,000
Accrued interest or penalties related to uncertain tax positions			$ 0
Evolv Technologies Holdings, Inc.
Unrecognized Tax Benefits	0
Changes in the valuation allowance for deferred tax assets
Valuation allowance as of beginning of year	16,767,000	$ 12,157,000
Additions (deductions) charged to provision for income taxes	9,233,000	4,611,000
Currency translation and other	5,000	(1,000)
Valuation allowance as of end of year	26,005,000	16,767,000
Accrued interest or penalties related to uncertain tax positions	0	0
Interest or penalties expense related to uncertain tax positions	$ 0	$ 0